CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.38

Buyer Loan #	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	CONTACT HISTORY COMMENT
431842289	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Recent contact is limited to payment arrangements. The most recent contact was on X/XX/XXXX with the borrower calling in to schedule a payment of extra principal.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842204	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. The primary contact is on X/XX/XX when the loan is boarded. Remaining contacts are limited to checking that XXXX payments are posting correctly. The final contact is on XX/X/XX when the borrower called to check on a pending payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842200	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify that XXXX payments were set-up to draft. Servicer confirmed payments were set-up.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842254	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842245	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Contact is limited to servicing issues regarding payments, XXXX and statements. The final contact is on X/XX/XX when the borrower called to say that she is self employed and her xxxxx was closed due to XXXX . She did not want a forbearance at this time.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842234	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. No borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841911	1/1/2021	11/18/2020	XXXX	XXXX			No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431841942	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact X/XX/XXXX to request late charge waiver.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842157	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower called to update their mailing address.

REASON FOR DEFAULT:  Per comments on XX/XX/XXXX, borrower is experiencing hardship due to  XXXX .  Details not provided but borrower paying as agreed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842054	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower inquired about a XXXX XX FB plan. Plan denied on XX/XX/XXXX, stating not currently offered.

REASON FOR DEFAULT:  RFD per comments on XX/XX/XXXX, financially impacted by  XXXX ; details not provided.  Borrower has continued to make payments.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842228	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower verified loan status in X/XXXX, and asked about how to lower her interest rate in X/XXXX. Borrower called in X/XXXX about a lack of credit reporting after XX/XXXX; servicer advised borrower the credit agencies would be updated.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842000	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower called to inquire about a possible FB plan due to XXXX . Servicer provided information and borrower stated he would think about it and call back.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431841894	1/1/2021	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the borrower called with questions about the billing statement and the amount due. The borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841943	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since origination. Borrower called in X/XXXX to go over payment information on escrow shortage. Borrower stated in XX/XXXX that she does not like outbound calls and that she will not answer the calls anymore and advised that the payment will not be late. FB offer was sent in X/XXXX. Last contact was in X/XXXX, borrower was advised that FB offer ended X/X, borrower stated that she was annoyed by the call and never requested FB.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842221	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX. No contact loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842207	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower stated in X/XXXX that he had his payment scheduled on bill pay. Last contact was in XX/XXXX, borrower stated that he would send in his payment the next day via bill pay.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841926	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that she sent the payment to the prior servicer and that it appears the payment was received on X/XX and was advised no late fee assessed on the loan. Last contact was in X/XXXX, borrower called wanting to refinance the loan, call was transferred to the refinance department. No further details.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842246	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XX/XXXX for phone payment.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842110	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower requested a website password reset in X/XXXX, and made a phone payment in X/XXXX. No other contact with borrower since loan transfer in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842220	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Contact is limited to the boarding date of X/XX/XX and checking that XXXX payments have been received. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842112	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the authorized party, XXXXXXXX called to ask how can make a payment. Was advised can make additional payments through website or over the phone. The loan has remained current and no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841935	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No borrower contact noted loan kept current.

REASON FOR DEFAULT: NA

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Servicer notes receipt of a hazard claim check on XX/X/XXXX.  Comments indicate there was water damage on X/XX/XXXX.  Claim was filed and servicer received a hazard claim check for $X,XXX.XX on XX/X/XXXX, servicer endorsed the check and sent back to borrower on XX/XX/XXXX.  As of XX/XX/XXXX no inspection completed to see if work completed.

431842086	12/1/2020	11/2/2020	XXXX	XXXX			No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842266	1/1/2021	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact X/XX/XXXX. Borrower inquired about XXXX options but did not provide any hardship or follow up for assistance.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431842181	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. First contact is on X/X/XX when the loan is boarded. Other contacts show that the borrower has several investment properties with the servicer and calls to check that payments are being reported correctly and that they have insurance coverage on each. The final contact was on X/X/XX/XX when the borrower made a PTP.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842126	12/1/2020	11/15/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842224	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX made a payment over the phone which posted same day. Nothing further discussed. Borrower in XX/XXXX stated behind but will make up payments soon, borrower had family emergency.

REASON FOR DEFAULT: Illness in family.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842118	12/1/2020	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. Contact with the borrower starts on X/X/XX and is limited to PTPs, draft payments and requesting statements. The final contact is on XX/XX/XX when the borrower makes a payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842094	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No borrower contact.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.

431841892	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Majority of contact with borrower to discuss hazard claim. Borrower stated X/XX/XXXX impacted by XXXX . Servicer requested borrower financials X/XX/XXXX. Borrower requested to have late fee waived X/XX/XXXX and again X/XX/XXXX; setup XXXX payments. Borrower called to cancel XXXX X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  Hazard insurance claim noted X/X/XXXX due to water damage; date of loss XX/XX/XXXX.  Check for $XX,XXX.XX confirmed received X/X/XXXX deposited in restricted escrow.  First draw for $XX,XXX sent X/XX/XXXX.  Draw for $XX,XXX.XX issued X/XX/XXXX.  Repairs confirmed completed XX/XX/XXXX; final draw for $XX,XXX.XX issued XX/XX/XXXX.

431842230	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842158	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. The only contact is on X/X/XX when the borrower asks about making additional payments to principal and is told that it will shorten the maturity of the loan.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842178	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Last contact X/X/XXXX borrower authorized spouse as third party on account.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842129	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. The only contact noted was on X/XX/XX when the borrower called to ask about getting statement.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841936	12/1/2020	11/14/2020	XXXX	XXXX	No	XXXX	XXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent significant activity was found. The most recent contact was on XX/XX/XXXX with the hazard insurance being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842279	12/1/2020	11/3/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX.Borrower requested assistance on XX/XX/XXXX; servicer provided information on XXXX FB plan. Does not appear that the borrower accepted terms of plan. Last contact on XX/XX/XXXX, borrower requested a modification. Servicer advised that the borrower would need to fill out a loss mitigation packet online to start request.

REASON FOR DEFAULT:  Comments on XX/XX/XXXX, indicate that the borrower's business has been impacted by  XXXX .  Payments made each month, does not appear RFD is long term.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842354	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842250	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower called in X/X/XXXX requesting XXXX assistance, servicer advised since loan current will need workout packet to review. Servicer also advised that a workout will not forgive any of the balance. Servicer never received a workout packet for review.

REASON FOR DEFAULT: Unknown

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842169	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower setup XXXX payments X/XX/XXXX. 3rd party inquired XX/XX/XXXX about flood insurance policy. Borrower called XX/XX/XXXX to update XXXX payments. No further contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841897	1/1/2021	11/25/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Several notes are recorded in X/XXXX about the misapplication of a payment. No other recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842132	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on X/X/XXXX, the borrower called to discuss the way her payment the previous month was applied and discussed the shortage. It was determined the payment was misapplied so it was reversed and reapplied correctly. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment, non-owner occupied property. No indication of damage or ongoing repairs.
431842006	12/1/2020	11/1/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842261	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XX/XXXX account inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per mailing address. No property issues noted.

431842237	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. X/XX/XXXX Borrower responds to a collection call and makes payment arrangements. No other recent contact was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842255	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841891	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/X/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per mailing address. No property issues noted.

431842091	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. .Last contact on XX/XX/XXXX, borrower wanted to know why his payment was higher than normal; servicer advised it was late fee charge. Servicer waived late fee as a one time courtesy.

REASON FOR DEFAULT:  RFD not need.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.

431842214	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XXXX XXXX account inquiry. Borrower lives in XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842092	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Majority of contact with borrower to schedule/confirm payments and review pending hazard insurance claim. Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. Hazard insurance claim noted X/XX/XXXX due to hail damage; date of loss X/XX/XXXX. Claim of $XX,XXX.XX confirmed received X/XX/XXXX posted to restricted escrow. Servicer confirmed receipt of contractor bid X/XX/XXXX. Servicer requested legible WX X/XX/XXXX. First draw issued X/X/XXXX for $XX,XXX. Final draw sent X/XX/XXXX for $XX,XXX.XX. Check reissued X/XX/XXXX.
431842011	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. The only contact found was on X/XX/XX when the borrower called to see if the payment to the prior servicer had been forwarded to the new servicer.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841906	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XX. Contact with borrower is limited to PTPs, draft payments and checking on late fees. The final contact is on X/XX/XX when the borrower called to get some tax information.

REASON FOR DEFAULT: No RFD found in comments.

Modification:  N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842148	1/1/2021	11/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX.Last contact XX/XX/XXXX, borrower called to advise that the extra funds sent in was post to escrow instead of principal. Servicer advised that they would correct.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842142	1/1/2021	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No recent significant activity was found. The most recent contact was on XX/XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842136	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No recent contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842177	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Welcome call completed on X/XX/XXXX notes borrower as deceased, however subsequent comments indicate contact with borrower, or a brother, who says he will have borrower call back and/or then states he is the borrower. Last contact on XX/XX/XXXX, borrower stated that the money applied to principal in XX/XXXX should have been applied to payment. Requested that the payment be applied to the XX/XX/XXXX payment. Servicer advised that they would correct.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, excessive obligations.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842106	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. 3rd party called to setup payment X/XX/XXXX. Borrower inquired about property taxes/escrow X/X/XXXX. Borrower requested assistance with online access X/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX . Servicer offered X-month special FB ending X/X/XXXX. Borrower maintained payment. No further borrower contact noted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842082	12/1/2020	10/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact with borrower was on XX/XX/XXXX, borrower had an inquiry. Sporadic contact since loan is current. Borrower is cooperative.

REASON FOR DEFAULT: Reason for default is unknown.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: No property issues noted.

431842045	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842268	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Last contact X/XX/XXXX borrower made a payment over the phone which posted X/X/XXXX. Borrower thought their auto pay was set up.

REASON FOR DEFAULT: NA

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842166	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history beings X/XXXX. No contact until borrower applied for a recast in X/XXXX, but investor denied the recast. Borrower made a large curtailment in XX/XXXX. No contact again until borrower verbally opted out of a privacy notice in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842197	1/1/2021	11/20/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact, last contact X/XX/XXXX to opt out of account solicitations.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841933	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower has been current on the loan since history began in XXXX. Borrower called in XX/XXXX to inquire about escrow and scheduled a payment for escrow shortage.

Last contact was in X/XXXX, borrower called requesting to have account unlocked; account was unlocked and reset.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842280	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on X/XX/XXXX, the borrower called in regarding a late fee that was assessed due to web issues when he went to make the payment. The borrower was advised of the cut off time and the due date for the account. The notes show the borrower has requested multiple late fee waivers for similar reasons. The borrower has been in regular contact but has expressed complaints and appears to be combative at times due to late fees and timing of payments.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841932	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842048	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower stated he got a notice that the taxes were not paid on the property. Servicer stated would research and get paid.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per notes.
431842058	1/1/2021	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. The only contact found was on X/XX/XX when the borrower called asking about a late fee.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842046	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower called in X/XX/XXXX requesting assistance as they were effected by XXXX. Servicer advised borrower that a workout packet will need to be sent in, comments do not indicate a workout packet was received. No further contact noted.

REASON FOR DEFAULT:  XXXX income curtailment.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842273	12/1/2020	11/13/2020	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the authorized third party called in to make a payment by phone. The notes indicate the borrower is deceased since prior to the last servicing transfer and the loan is being handled by the executors, XXXX and XXXX who appear to be cooperative.

REASON FOR DEFAULT: Borrower is deceased, however, payments are being maintained.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431842277	12/1/2020	11/13/2020	XXXX	XXXX	Yes	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower DOD unknown, but prior to X/XXXX. XXXX is the executor of the estate, and has been making the payments since he was authorized on the account in X/XXXX. XXXX was advised of delinquent taxes paid in XX/XXXX. XXXX made a phone payment in X/XXXX, and servicer gave a payment reminder to him in X/XXXX.

REASON FOR DEFAULT: Borrower deceased, payments are being maintained.

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431841928	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower removed the paperless billing option in X/XXXX. Borrower called about fees on the account in XX/XXXX; the fees were for payoff quotes previously requested. No other contact with borrower since loan transfer in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied. Servicer received an insurance check iao $XXk in X/XXXX for water damage on DOL X/XX/XXXX; funds were endorsed and released to borrower after an inspection verified completed repairs.
431842208	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the borrower called in and requested a late charge waiver. No record of recent contact but the borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841881	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842202	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX; borrower verified payment receipt. Borrower called about delinquent taxes in XX/XXXX. No contact again until borrower had billing statement questions in X/XXXX. Borrower requested XXXX assistance in X/XXXX, but didn't provide any of the requested documents. No further contact; borrower has remained current since loan transfer in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842095	1/1/2021	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No significant notes on the loan. Minimal contact is noted; borrower stated in X/XXXX that he did not have time for a welcome call and would wait for the welcome packet but requested to have someone call his wife to set up XXXX. Borrower was advised cannot set up XXXX with a 3rd party.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842117	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower added daughter as authorized third party and changed mailing address.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842249	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the borrower called in to discuss recent letters and insurance policy information on file. The borrower indicated they were looking into a refinance. No recent contact with the borrower since that time.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841908	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	IA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called in to request assistance with access to the servicer's website. The borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841902	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called in to get their account number so they could set up online account and make payments. The borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842124	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Servicer called to confirm XXXX info X/X/XXXX. Borrower called to modify XXXX XX/XX/XXXX. No further borrower contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842001	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the borrower called in to add an authorized third party to the account. No further contact with the borrower noted in contact history since that time.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842212	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to create online account X/XX/XXXX. 3rd party inquired about escrow shortage X/XX/XXXX; stating impacted by XXXX . Servicer spread escrow over XX-months X/XX/XXXX. Borrower inquired about special FB X/XX/XXXX. Last borrower contact X/XX/XXXX. Servicer requested borrower financials X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842131	12/1/2020	10/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	WI	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842243	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower has been current on the loan since history began in XXXX. Borrower rejected the welcome call in X/XXXX and stated that he would wait for the welcome package. Last contact was in XX/XXXX, borrower called regarding the letter he received indicating that his insurance was going to be cancelled due to non-payment; call was transferred to the insurance department. The insurance agent requested to have insurance added to escrow on XX/XX/XX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842120	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history. Payments are set up on XXXX.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841816	12/1/2020	11/13/2020	XXXX	XXXX			No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842229	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower stated that sewer payment should be included in escrow. Servicer advised that they would transfer to correct department. Nothing further noted.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history.  Owner occupied per data tape.

431842087	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in XX/XXXX to update the mailing address. Last contact was in X/XXXX, borrower called stating that he lost his business due to XXXX and requested a X month FB; denied due to FB currently not being offered. Borrower continues to make the monthly payments and remains current on the loan.

REASON FOR DEFAULT: Borrower is current on the loan but stated in  XXXX  XXXX that he lost his business due to  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842049	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact on X/XX/XXXX, the borrower called wanting to know if the payment was returned. Was advised the payment was received and had not been returned. No recent contact with the borrower and the loan has remained current.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842271	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. RFD from XX/XX/XX shows that the home has sustained some XXXX. / smoke damage on XX/X/XX. The claim was for $XX,XXX.XX and appears that the remediation has been completed although notes from X/XX/XX show that an inspection call in reference to the XXXX. was made. No further contact was noted.

REASON FOR DEFAULT: RFD from XX/XX/XX shows that the home has sustained some  XXXX. / smoke damage on XX/X/XX. The claim was for $XX,XXX.XX and appears that the remediation has been completed although notes from X/XX/XX show that an inspection call in reference to the  XXXX. was made. No further contact was noted.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842047	1/1/2021	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Authorized 3rd party, XXXXXX called in XX/XXXX to advise that the taxes on the escrow analysis were incorrect as the county applied a homestead break to the county taxes. A request was submitted to run a new escrow analysis effective X/XX/XX. Last contact was in XX/XXXX, 3rd party XXXXXXX called to follow up on the escrow analysis.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842090	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. A few notes are recorded in X/XXXX and X/XXXX about the miss-application of payment. No other recent significant contact with the borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842244	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. The only contact is on X/X/XX when the borrower was called and she said she would make an online payment. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842170	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Only contact was borrower was in XX/XXXX regarding a change borrower made with his insurance policy coverage.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431842165	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since Jan XXXX account inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431842149	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX, no contact with borrower. Loan transferred servicing in X/XXXX. Borrower confirmed XXXX payments were scheduled in X/XXXX, and requested assistance with his online account in XX/XXXX. No contact again until borrower requested a payoff quote in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842256	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to inform that he made a payment on the XXth with wrong bank account but corrected it and made another payment on the XXth, was advised won't incur any late fees.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431842184	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower made promise-to-pay X/XX/XXXX. Borrower stated XX/XX/XXXX not impacted by XXXX . Borrower called to setup XXXX payments X/X/XXXX and X/XX/XXXX. Borrower called to make payment X/XX/XXXX. Borrower stated X/XX/XXXX didn't know XXXX cancelled. Borrower requested to have late fee waived X/X/XXXX. Last contact X/XX/XXXX borrower setup XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842098	12/1/2020	11/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on XX/XX/XXXX stated they will make payment via automated system, borrower refused phone payment.

REASON FOR DEFAULT: Excessive obligations

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842284	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841931	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to fax in a copy of the tax notice that they received. Servicer provided the information.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842219	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested assistance on XX/XX/XXXX, was advised of investor approved forbearance plan requirements and process. Per call on XX/XX/XXXX, still pending application and income docs, borrower stated she will see if she wants to send in docs, no other details provided. No other loss mit activity noted. Last contact with borrower on XX/XX/XXXX, borrower requested reissuing of escrow surplus check, was advised that it was reissued.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842119	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX.Last contact on XX/XX/XXXX, borrower called to review escrow analysis.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842059	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842216	1/1/2021	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	DC	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/X/XXXX, the borrower called in to make sure the extra they are paying is being applied to principal and discussed the escrow account. No recent contact but the borrower appears to be cooperative..

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431842182	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated he doesn't speak with servicing company, his bookkeeper does. He stated he would inform the bookkeeper of the changes and will make his mortgage payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431842150	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841915	12/1/2020	11/15/2020	XXXX	XXXX	No	XXXX	XXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent significant activity was found. The most recent contact was on XX/XX/XXXX with an insurance document being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842138	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842267	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact until borrower made a phone payment in X/XXXX. No contact again until borrower called in X/XXXX about a missed XXXX payment; borrower had misunderstood how XXXX payments worked, and reinstated that month. Issue re-occurred in X/XXXX, resolved in X/XXXX. Loan has since remained current. Borrower called about a credit reporting XX/XXXX; no further contact.

REASON FOR DEFAULT: XXXX misunderstanding

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841917	1/1/2021	11/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841896	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. All contact between X/XXXX and X/XXXX was regarding borrower's open insurance claim and repairs. Borrower called about the insurance claim inspection results in X/XXXX; final draw was released that month.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied. Borrower filed an insurance claim for water damage on DOL X/XX/XXXX. All funds totaling over $XXk had been released by X/XXXX.
431842099	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on X/X/XXXX, the borrower called in to confirm they could set up bill pay with their bank. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842242	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact XX/XX/XXXX, borrower called to set-up XXXX payments.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842168	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called in to return a message about a welcome call to discuss the account. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841878	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, outbound call to the borrower regarding the payment due. Discussed grace period and the due date. The call became combative when the borrower discovered the call was being recorded and did not want to be recorded. No further record of contact with the borrower.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431842151	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about FB to Mod X/XX/XXXX. No indication borrower submitted financials for workout. Last contact XX/X/XXXX borrower confirmed payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842154	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Contact is made on X/XX/XX when the borrower called to get the insurance policies correct as he has two loans with four units and each one has two homes. Most other contacts are limited to insurance questions and making sure that they are correct with the proper coverage.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841920	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	HI	XXXXX	Reinstatement 1	BORROWER CONTACT: No prior contact history. On X/XX/XX borrower called to set up an XXXX with the new servicer. The final contact is on X/XX/XX when the borrower changed his personal address. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842227	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, outbound call to the borrower regarding documents needed for forbearance extension review. The borrower said would get the forms from the website. The borrower has been in frequent contact and has been requesting payment relief options. The borrower appears to be cooperative. Loss mitigation workout activity is currently in progress.

REASON FOR DEFAULT: RFD is due to being impacted by the  XXXX  XXXX and loss of income due to work being slow. Hardship appears to be ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842233	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XXXX confirmation of XXXX setup.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431842174	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. Borrower requested X month forbearance on XX/XX/XXXX, accepted by borrower as of XX/XX/XXXX. Per call on XX/XX/XXXX, additional information was needed to process forbearance, borrower was unable to talk at the time, no other details provided regarding forbearance. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower wanted to set up XXXX.

REASON FOR DEFAULT: Loss of income due to  XXXX

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431842272	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No significant notes on the loan. Minimal contact is noted; welcome call was completed in X/XXXX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841884	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per mailing address. No property issues noted.

431842159	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No significant notes on the loan. No contact with borrower noted in contact history.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841875	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called to inquire about lowing their interest rate and payment. Was transferred to the refinance department. The borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841877	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XX/XX/XXXX third party authorization.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per mailing address. No property issues noted.

431842198	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in XX/XXXX wanting to know why her overnight payment did now show in the system until X days later and was advised to send a QWR and proof of delivery. Borrower stated on X/XX/XX that she had a negative credit for late payment and was advised that there was no payment past XX days to report; a verification of mortgage was sent, also discussed XXXX with borrower. Borrower requested loss mit assistance in X/XXXX due to financial impact from XXXX ; stating that the tenant had not paid rent for X months. Borrower was advised to send the required documents for loss mit review. Last contact was on X/XX/XX, borrower inquired about the status of FB and was advised FB currently under evaluation. Borrower continues to make the monthly payments and remains current on the loan.

REASON FOR DEFAULT: Borrower has had a curtailment of income due to  XXXX ; tenant has not been paying rent.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842101	12/1/2020	11/1/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if account escrowed for insurance, advised yes but no disbursements shown.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842113	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX to see the options offered due to XXXX. Last contact on XX/XX/XXXX, borrower stated would be making a payment on XX/XX/XXXX.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income due to  XXXX .  Borrower has kept account current.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842223	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in on X/X/XX to inquire about NSF and was advised was not able to see that the payment was reversed. Last contact was in X/XXXX, borrower called wanting to know why escrow is increasing. Notes in X/XXXX indicates that the escrow analysis includes a shortage due to tax disbursements since X/XXXX. Borrower appears to have requested a payoff quote; payoff quote was faxed on X/X/XX.

REASON FOR DEFAULT: None,  loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842180	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431842114	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history starts XX/XXXX. Borrower had one XX-day delinquency that was quickly resolved the following month in X/XXXX. No contact until borrower called about a late fee in XX/XXXX, and about an escrow shortage in X/XXXX and in X/XXXX.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842265	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	MI	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. NSF in XX/XXXX due to removal of XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842103	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XX. The final contact is on X/X/XX when the borrower called asking about XXXX assistance, but on X/XX/XX withdraws that request via the internet.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842175	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to make payment X/X/XXXX. No further contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841939	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Welcome call completed X/XX/XXXX; borrower confirmed service transfer. Borrower also inquired about paid insurance X/X/XXXX. Borrower inquired about escrow shortage XX/XX/XXXX and XX/XX/XXXX. Servicer contact borrower X/XX/XXXX to offer assistance due to XXXX ; no hardship noted. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841922	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to setup XXXX X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841899	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842172	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	WA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Authorized 3rd party, XXXX (bookkeeper) stated on X/XX/XX that she paid the taxes to the county on X/XX/XX and that the servicer also disbursed taxes on the Xth for the same amount and requested escrow analysis. Last contact was in X/XXXX, Ms. XXXX stated that they pay property taxes on their own and did know why they had escrow and inquired about refund due to the double payment. Ms. XXXX was advised that the surplus check was sent on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842248	12/1/2020	11/3/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX would make payment online. Borrower advised XX/XX/XXXX not impacted by XXXX disaster. No recent contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841876	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, collection call, borrower stated he hasn't had time to make payment and would make payment by XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842050	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841907	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify that only one payment would be drafted from his account. Servicer advised confirmed that only payment would be drafted from their account.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842080	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history. The loan has remained current and payments are paid via XXXX.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842088	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No contact with borrower noted in contact history.

MODIFICATION: N/A.

REASON FOR DEFAULT: None provided.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842285	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower called in X/XX/XXXX stating they were impacted by XXXX and requested assistance, servicer advised borrower a workout packet will need to filled out. Servicer never received a workout packet. Borrower called in X/XX/XXXX and requested assistance again, servicer again advised they need a workout packet which was never provided to servicer.

REASON FOR DEFAULT:  XXXX income curtailment

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842064	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower called to set-up XXXX.

REASON FOR DEFAULT:  RFD is not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.

431841819	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower called in X/XX/XXXX requesting assistance as they were impacted by XXXX. Servicer advised they need to get a workout packet for review, packet was never received. Nothing further discussed.

REASON FOR DEFAULT:  XXXX Income reduction.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842055	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower verified payment application in X/XXXX; no other contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842235	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last XX months. Borrower declined XXXX assistance at last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Loss claim noted in servicer contact history.  COL:  XXXX., DOL: XX/X/XXXX.  Loss proceeds iao $XXX,XXX received X/XX/XXXX, property deemed a total loss. Additional $XX,XXX received X/XX/XXXX. Structural repairs were completed in  XXXX and final draw released XX/XX/XXXX after receipt of final inspection.

431842121	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on XX/XX/XXXX, the borrower called regarding their insurance company not yet receiving the premium payment. The notes indicate the payment was then stopped and reissued. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842247	12/1/2020	10/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. Borrower requested X month forbearance as of XX/XX/XXXX, request closed on XX/XX/XXXX since forbearance was not being offered at the time. Borrower requested assistance again on XX/XX/XXXX, was advised forbearance was not an option but was directed towards possibly applying for a mod, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower inquired if she could make payment with credit card, was advised can only make payments with debit card or checking account.

REASON FOR DEFAULT: Loss of income due to  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842100	12/1/2020	11/12/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify that the servicer paid property taxes. Servicer confirmed that they were paid.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842342	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower requested a XX-month escrow spread in X/XXXX, but she only qualified for a XX-month spread. Borrower changed insurance carriers in X/XXXX, and made a payment in X/XXXX. Borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Despite the plan, borrower continued to make monthly payments. Borrower made a phone payment in XX/XXXX.

REASON FOR DEFAULT:  XXXX impact; borrower unemployment (works on commission)

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842009	12/1/2020	11/2/2020	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Notes from X/X/XX show that BX is deceased as of X/X/XX. Last contact is on X/XX/XX when the borrower called to have his pin reset.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841940	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. On XX/XX/XX the borrower called to cancel his online account as he felt it had been compromised. No further contact was found.

REASON FOR DEFAULT: No RFD found in comments.  On XX/XX/XX the borrower called to cancel his online account as he felt it had been compromised.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842141	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Contact history begins X/XX/XXXX. No contact as loan kept current.

REASON FOR DEFAULT: NA

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842043	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the borrower called in to discuss the escrow shortage. No recent contact and the loan has remained current.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842108	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX to inquire about the escrow analysis that he received and was advised of escrow shortage. Borrower stated that insurance was paid and wanted to have the insurance removed from escrow; call was transferred to the insurance department. Last contact was in X/XXXX, borrower inquired about escrow and was advised homeowner's insurance is paid with escrow. An escrow surplus check was issued in X/XXXX and posted to the loan.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842109	12/1/2020	11/15/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to do XXXX and set up payments for XX/XXXX and XX/XXXX.

REASON FOR DEFAULT: XXXX came back as NSF.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431842107	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842262	1/1/2021	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No contact.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842162	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about property tax due letter XX/X/XXXX. Borrower requested hazard insurance be removed from escrow XX/X/XXXX. Borrower called to confirm taxes being escrowed XX/X/XXXX. Borrower again requested hazard insurance not be escrowed XX/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842161	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX stated they were impacted by XXXX and asked for a deferment. Servicer offered FB plan which borrower refused. Nothing further offered.

REASON FOR DEFAULT:  XXXX income curtailment.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842286	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. The RFD from X/XX/XX is a XXXX.. A claim in the amount of $XXX,XXX.XX was received on XX/XX/XX and repairs seemed to be on going per notes of X/XX/XX. No contact with the borrower after the X/XX/XX comment.

REASON FOR DEFAULT: The RFD from X/XX/XX is a  XXXX..

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: Property issue is mentioned in the RFD above, COL:  XXXX.. DOL: X/XX/XXXX. Claim in the amount of $XXX,XXX.XX was received on XX/XX/XX and repairs seemed to be on going per notes of X/XX/XX. Per notes on X/XXXX, it mentioned that there was no time frame for repair completion. The final draw amount of  $XX,XXX.XX was requested and approved per X/XXXX notes.

431841880	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since XXXX account inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842187	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. X/X/XXXX Borrower made payments on the wrong accounts, the payments are reversed and correctly applied. No other recent significant activity or contact with borrower was found.

REASON FOR DEFAULT: X/XXXX Payments applied to incorrect account and income reduction.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842190	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment, non-owner occupied property. No indication of damage or ongoing repairs.
431842193	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with no borrower contact since X/X/XXXX, when borrower confirmed correction of posting errors among his X loans and current status of this account.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842111	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Contact with the borrower is limited to PTPs and draft payments. On X/XX/XX the borrower says that he needs a forbearance as his tenants are not paying due to XXXX issues. On X/XX/XX the servicer explained the items needed for a forbearance and there is no further discussion regarding a forbearance found in comments. The final contact is on XX/XX/XX when the borrower said he would make a payment the following day.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842239	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower inquired about XXX/partial payments X/XX/XXXX. Borrower called to confirm payment X/XX/XXXX. Borrower setup payment XX/XX/XXXX. Last contact XX/X/XXXX borrower provided total amount due.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842137	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower created online account X/X/XXXX. Borrower inquired about collection call XX/X/XXXX. Total amount due provided X./X/XXXX. 3rd party inquired about possible XXXX X/XX/XXXX. Borrower inquired about XXXX options X/XX/XXXX. Tenants of the property unable to pay. 3rd party advised FB denied X/X/XXXX. 3rd party requested password reset X/XX/XXXX and again X/X/XXXX. Last contact 3rd party again inquired about refinance X/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431841924	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No borrower contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842179	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XX. Contact is limited to discussions regarding additional payments going towards principal and not into suspense. The final contact is on X/XX/XX when the borrower called for assistance making a payment on line.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842065	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested account information and setup XXXX X/X/XXXX. Borrower requested copy of statement X/XX/XXXX. Borrower called to confirm XXXX X/X/XXXX. Borrower inquired about XXXX assistance X/XX/XXXX, however did not request assistance. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431841914	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to go over end of year information.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: XXXX taxes found to be delinquent as of XX/XX/XXXX, borrower paid short due to an appeal. Approval to pay from escrow received on XX/XX/XXXX. Per lien validation on XX/XX/XXXX, taxes are no long delinquent and no liens on property, issues resolved. No other property issues noted.
431842251	12/1/2020	11/5/2020	XXXX	XXXX			No	XXXX	XXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842238	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842226	12/1/2020	11/1/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower called to set up XXXX and make payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842007	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	IN	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower stated she paid her property taxes early. Borrower requested the account be non-escrowed. Does not appear account was granted as account is still escrowed.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history.  Investment property per data tape.

431842231	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower authorized his daughter on the account in X/XXXX. Borrower scheduled recurring XXXX payments to start in X/XXXX. Borrower called about LPI (gap) insurance on the account in XX/XXXX, in XX/XXXX and again in XX/XXXX due to insufficient coverage; servicer advised borrower what information was needed to remove the LPI.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842211	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; contact to schedule/confirm payments. Borrower called to setup online account X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX , however did not seek workout options. Borrower made promise-to-pay X/X/XXXX. Last borrower contact XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431841895	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on X/XX/XXXX, Borrower requested a workout but servicer advised that the investor that owns the loan was not offering repayment plans.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842096	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called to advise that he would be paying his taxes before X/X/XXXX. The borrower was advised that the account is escrowed for taxes and insurance. The borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842283	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment amount/balance X/XX/XXXX. Borrower requested statement X/XX/XXXX. Servicer advised X/XX/XXXX to cancel payment and make payment online. Borrower requested statement X/X/XXXX and X/XX/XXXX. Borrower inquired about returned check XX/XX/XXXX. Borrower inquired about payment increase X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842217	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact with the borrower was via email on XX/XX/XXXX, borrower requested that additional funds sent be applied to the principal balance. Servicer advised that it could take up to X business days for request to be complete.

REASON FOR DEFAULT:  RFD not need.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Subject is a second home per data tape.
431841916	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the co-borrower called in to request a late fee waiver due to submitting the payment online incorrectly. the borrower appears to be cooperative. No indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841998	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/X/XXXX called in requesting assistance as they were impacted by XXXX. Servicer advised that loan will be reviewed, as of X/X/XXXX workout denied; reason denied not noted. Nothing further discussed.

REASON FOR DEFAULT:  XXXX income curtailment.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842146	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower confirmed payment X/XX/XXXX. Borrower stated X/X/XXXX sent payment to wrong address. Borrower called to confirm payment X/XX/XXXX. Borrower confirmed payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842105	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower on X/XX/XXXX called in stating they were impacted by XXXX and requested a deferral. Servicer advised deferral not offered by would set up FB plan which borrower declined.

REASON FOR DEFAULT:  XXXX income curtailment.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842232	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XX. Contact is limited to a call after boarding where the borrower was not receiving statements and did not want to go online. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842155	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX requesting mortgage clause to be faxed or emailed to him; also called in X/XXXX requesting more details about insurance, wanting to know the required coverage and was advised $XXXK and to contact agent regarding the required deductible. Last contact was in X/XXXX, borrower indicated that he received an escrow shortage and wanted to know how it works if he pays the shortage with the monthly payment and was advised that the shortage would be divided by XX and added to the monthly payment.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841995	12/1/2020	11/1/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent significant activity was found. The most recent contact was on X/XX/XXXX with a past due balance being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842275	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XXXX.. Borrower on X/XX/XXXX stated they are impacted by XXXX and requested assistance, servicer advised borrower needs to complete a workout packet and send in. Servicer never received a workout packet.

REASON FOR DEFAULT:  XXXX income reduction

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431841918	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XX. Contact is limited to servicing issues such as payments, taxes and insurance. The final contact is on X/X/XX when the borrower made a PTP.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842269	1/1/2021	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is a second home. No property issues noted.

431842183	1/1/2021	11/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Only contact with borrower was in X/XXXX when borrower asked if a large curtailment would reduce her payments or change her loan terms; servicer advised borrower all terms would remain the same. Borrower made a large curtailment that month.

REASON FOR DEFAULT: none

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841997	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower called in XX/XX/XXXX and discussed billing stated and escrow account as payment went up due to escrow shortage.

REASON FOR DEFAULT: NA

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842063	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	VA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the borrower called regarding the escrow amount not yet being updated after a prior payment was reapplied to the escrow shortage. The notes indicate the escrow has since been updated. The loan has been maintained current and the borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841882	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. No recent significant activity was found. The most recent contact was on X/X/XXXX with borrower responding to a welcome call.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842143	12/1/2020	10/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. No recent significant activity was found. The most recent contact was on X/X/XXXX with property taxes being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842186	11/1/2020	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. XXXX FB plan mailed out in XX/XXXX and borrower advised that he sent it back in XX/XXXX but servicer indicated that they had not received it. Offered to set the borrower up on a X month repayment plan as of XX/XX/XXXX. Last contact on XX/XX/XXXX, borrower upset that he keeps getting calls about his payments; servicer advised once account is current the calls will stop.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, tenant not paying and borrower not working.  RFD per notes on XX/XX/XXXX, curtailment of income due to  XXXX .  Unable to determine if borrower is back to work but borrower has made payment since XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431841874	12/1/2020	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX. Forbearance was approved through X/X/XXXX. Extension was denied due to investment property and file was referred to foreclosure XXXX. Borrower reinstated X payments XXXX and remains current, last contact XX/XX/XXXX escrow inquiry.

REASON FOR DEFAULT:  XXXX income curtailment due to tenants not paying

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/XX/XXXX, foreclosure details not provided. Loan reinstated  XXXX.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842145	12/1/2020	11/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called about a payment misapplication in X/XXXX, and requested a late fee waiver in XX/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower made two payments during the X-month FB plan. Borrower applied for an extension, but didn't provide the required financials; no extension granted. Borrower gave a promise to reinstate the account in XX/XXXX, which was completed.

REASON FOR DEFAULT:  XXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431842127	7/1/2020	9/23/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Account was chronic XX-delinquent prior to default in XXXX XXXX. There is little borrower contact throughout the delinquency until XXXX request for assistance due to self-employed income curtailment. Forbearance was approved through X/X/XXXX. RMA submitted XXXX with request for mod was denied due to payments not affordable. Borrower paid X-of-X due in XXXX with request for a X month repay plan, also denied due to excessive arrears. Additional deferral was offered XXXX with receipt of X additional payments, but when borrower called to make payments she was told there was no offer pending. New tiered offer letter was issued XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, ongoing

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller, but mailing address is in different city than property address; occupancy not confirmed by comments. No property issues noted.

431841888	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower accepted XXXX FB plan on XX/XX/XXXX; payments not required. Last contact on XX/XX/XXXX via website, servicer notes that they would send out a financial packet.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, loss of income.  Appears issue resolved as borrower brought loan current and made a curtailment payment in XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842122	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history starts XX/XXXX. Borrower requested a late fee waiver in XX/XXXX. No contact again until borrower requested XXXX assistance, and servicer approved a X-month FB plan, beginning in X/XXXX. Borrower declined a FB extension in X/XXXX, and reinstated the account. Borrower made a phone payment to cover the escrow shortage in X/XXXX.

REASON FOR DEFAULT:  XXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842164	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Fairly regular contact is recorded. X/XXXX Escrow account and force placed insurance are being discussed, borrower states there was an error on the servicers part causing the increase in escrow and the late payment. X/XXXX The insurance issue is not resolved, inaccurate credit reporting is being discussed, borrower states they will get a lawyer involved. No notes found showing the borrower enlisted the help of an attorney. It is unclear exactly if/how the issue was resolved, but notes on X/XXXX show proof of insurance reinstatement is received and notes stop referencing the issue. The most recent contact was on X/XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: X/XXXX Curtailment of income, Change of escrow and servicing issues.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842160	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in XXXX XXXX requesting loss mit assistance due to XXXX but appears to have been denied. Borrower failed to make the X/XXXX payment but was able to make a double payment the following month. Borrower called in X/XXXX requesting for all fees to be waived and was advised that it probably would not be approved. Last contact was in XX/XXXX, borrower called for principal balance.

REASON FOR DEFAULT:  XXXX .

MODIFICATION: N/A

FORECLOSURE: File was on a Xnd review for FC referral on X/X/XXXX. It does not appear that the loan was actually referred to FC. Intent is to retain the property. FC review was closed on X/X/XXXX due to reinstatement.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842205	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, no contact with borrower. Borrower asked about getting a Xnd mortgage in X/XXXX, but didn't state why. Borrower scheduled a payment in X/XXXX and in XX/XXXX. No further contact with any party.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842343	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Borrower called to make payment X/X/XXXX. Borrower called to setup online account X/X/XXXX. Borrower stated X/XX/XXXX made double payment; request second payment be returned. Borrower inquired about tax payments X/X/XXXX; escrow change. Borrower called to make payment X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX ; requested X-month special FB. Last contact X/X/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842057	12/1/2020	11/6/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Borrower on X/X/XXXX requested assistance as they have been impacted by XXXX. Servicer set up a X month FB plan for borrower. As of X/XX/XXXX borrower made a payment over the phone for $XX,XXX.XX which covered the X/X/XXXX to X/X/XXXX payments.

REASON FOR DEFAULT:  XXXX income reduction

MODIFICATION: FB plan set up in X/XXXX for X months from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842130	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in on X/X/XX stating that he is paying the insurance on his own and requested for the insurance be removed from escrow. Borrower was advised that a payment was made to prevent cancellation. Borrower was advised on X/XX/XX that the remainder of the insurance balance was paid and loan only escrowed for taxes. Borrower inquired about escrow again in X/XXXX stating that an insurance payment caused an escrow shortage and that the loan was previously non-escrowed. Borrower was advised that the loan was showing escrowed for insurance and taxes. It was noted on X/X/XX that loan qualified for escrow removal. Borrower requested a X month FB in XXXX XXXX noting XXXX impact and would return to work immediately upon lift of quarantine. A X month FB was approved effective X/X/XX, ending X/X/XX. Last contact was in X/XX/XX, borrower requested a payoff quote. Payoff quote was completed on X/XX/XX.

REASON FOR DEFAULT: Brief unemployment due to  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842008	11/1/2020	10/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower asked servicer to un-lock his online account in X/XXXX. No contact again until borrower requested a XXXX statement in X/XXXX. XXXX was removed from servicer's system in XX/XXXX as it no longer meet the servicer requirements; borrower was notified via a letter.

REASON FOR DEFAULT:

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842144	12/1/2020	11/6/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower requested a phone number to refinance department.

REASON FOR DEFAULT:  RFD per comments on XX/XX/XXXX, borrower has experienced loss of business due to  XXXX .   Borrower did skip a payment in XX/XXXX but made the payment up in XX/XXXX and has made all payment since; does not appear RFD is ongoing.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.

431842253	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. The last contact with the borrower was X/XX/XXXX, welcome call after the servicing transfer was completed to go over loan details. The loan rolled delinquent briefly in X/XXXX. The notes reflect web inquiries about XXXX payment relief options beginning in X/XXXX and was offered a three month forbearance that ended X/X/XXXX. The loan has remained current since that time. No recent indication of loss mitigation workout activity in progress.

REASON FOR DEFAULT: RFD was due to employment being impacted by the  XXX. Hardship does not appear to be ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842176	12/1/2020	11/12/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. X/X/XXXX Borrower reports they have been impacted by XXXX , forbearance is requested. X/XX/XXXX Borrower requests a FB extension. X/XXXX Borrower reports they are still out of work and request additional FB. The most recent contact was on X/XX/XXXX with the borrower calling to check on the status of the requested FB (it is unclear if the additional FB was granted).

REASON FOR DEFAULT: X/XXXX XXXX.
MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842083	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Borrower called to confirm payment X/XX/XXXX. Borrower stated X/XX/XXXX sent payment to prior servicer. Borrower accepted X-month special FB accepted X/X/XXXX due to XXXX . Servicer requested borrower financials X/X/XXXX. Borrower stated X/X/XXXX currently not working due to XXXX . Borrower later stated X/X/XXXX lost job. As of X/XX/XXXX servicer still pending borrower workout financials.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842210	12/1/2020	11/17/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower request for credit waiver in XX/XXXX was denied due to approval for waiver in XX/XXXX. Borrower requested assistance in XX/XXXX, reviewed for X month forbearance as of XX/XX/XXXX, found ineligible as of XX/XX/XXXX. No other loss mit activity noted. Last contact on XX/XX/XXXX, web inquiry from borrower requesting X month forbearance, was advised under review.

REASON FOR DEFAULT: Employment impacted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842290	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower asked about a payment increase in X/XXXX; increase was due to an escrow shortage. Borrower requested a payment reversal in XX/XXXX; he had double-paid in error. Borrower requested an NSF fee waiver in X/XXXX; servicer declined. Borrower requested payment assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower said daughter would make the payment in X/XXXX; loan reinstated that month.

REASON FOR DEFAULT:  XXXX impact; borrower is self employed, runs a restaurant and had a loss of income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841921	12/1/2020	11/18/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT: No prior contact history. Contact history begins X/XX/XX with contact limited to servicing issues with the final contact on coming on XX/XX/XX when the borrower was trying to set up XXXX payments and wanted a late fee reversed.

REASON FOR DEFAULT: The RFD from XX/XX/XX is excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842201	12/1/2020	11/20/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. X/XXXX Borrower reports they have been impacted by XXXX , assistance is requested. X/XXXX Notes reference a FB plan. X/XXXX A FB extension is requested. X/XX/XXXX Notes reference another FB plan extension. Several notes follow with payment arrangements being made. The most recent contact was on XX/XX/XXXX with the borrower requesting the FB plan be removed from the account.

REASON FOR DEFAULT: X/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841885	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX stated they were impacted by XXXX and requested assistance, on X/XX/XXXX servicer set up a X month FB plan. Borrower requested an extension to FB plan in X/XXXX which was denied. Servicer advised for an extension borrower would need to complete a workout packet. Last contact X/XX/XXXX borrower advised servicer not to call anymore since they would not help them in a hard time.

REASON FOR DEFAULT:  XXXX income curtailment

MODIFICATION: FC set up in X/XXXX plan ran from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431841883	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: contact history begins X/XXXX. Borrower made a phone payment in X/XXXX. No reason given for the missed payment in XX/XXXX, which was reinstated the following month. Co-borrower asked about XXXX assistance in X/XXXX, but didn't submit a financial package. Borrower missed the X/XXXX payment, but made a promise to reinstate the following month.

REASON FOR DEFAULT: XXXX-unknown. XXXX- XXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842125	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in XX/XXXX requesting to have taxes added to escrow; request was approved on XX/XX/XX. Borrower called in X/XXXX to request assistance due to financial impact from XXXX . Borrower was advised of a X month FB plan and submitted loss mit application but did not qualify, no details provided regarding the denial. Borrower failed to make the XXXX XXXX payment but was able to make a double payment the following month. Last contact was in X/XXXX, borrower requested to have insurance added to escrow.

REASON FOR DEFAULT: Financial impact from  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842128	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX stated they were impacted by XXXX and asked for assistance. Servicer offered a X month FB plan which borrower accepted, on X/XX/XXXX borrower was offered a X month extension on the FB plan which they accepted. Last contact X/XX/XXXX borrower made a payment over the phone which posted same day. Borrower brought loan current on X/XXXX and X/XXXX.

REASON FOR DEFAULT:  XXXX income reduction.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842213	12/1/2020	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower placed on a X month XXXX FB plan on XX/XX/XXXX; comments indicate that payments would not be due for X months. Borrower requested a modification on XX/XX/XXXX. Last contact on XX/XX/XXXX, servicer requested proof of rental income.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, reduction of income due to  XXXX XX. Borrower stated they were waiting  on payments from clients as of XX/XX/XXXX bur was unemployed.  RFD per notes on XX/XX/XXXX, curtailment of income.  Unable to determine how the borrower is making monthly payments.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842215	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX, welcome call completed. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower reinstated after plan completion, then requested an extension to the plan, but investor didn't approve the extension.

REASON FOR DEFAULT:  XXXX impact; borrower unemployment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied

431842206	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Minimal contact prior to X/XXXX. Borrower on X/XX/XXXX called in stating business closed due to XXXX and requested assistance, servicer offered a X month FB plan; borrower accepted plan. Borrower on X/XX/XXXX requested a workout packet for possible MOD, servicer sent workout packet to borrower. Borrower and servicer on X/X/XXXX went over workout packet, servicer advised FB plan does not require but if borrower wants a MOD then workout packet needs to be completed; nothing further discussed. Servicer never received the workout packet and pay history shows loan brought current in X/XXXX.

REASON FOR DEFAULT:  XXXX Unemployment.

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842060	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Three month XXXX FB plan set-up in XX/XXXX, borrower not required to make payments. Borrower requested an additional X month FB plan in XX/XXXX, stating that CA had a moratorium to stop evictions. Servicer sent out a loss mitigation packet. Request denied based on financials, servicer stated that the borrower could afford payments. Last contact on XX/XX/XXXX, borrower called to verify repayment plan.

REASON FOR DEFAULT: RFD per notes on XX/XX/XXXX, loss of business due to  XXXX .  Borrower back to work as of XX/XX/XXXX but hours were limited.  RFD per notes on XX/XX/XXXX, tenant not paying.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842089	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested X month forbearance due to XXXX on XX/XX/XXXX, approved as of XX/XX/XXXX. Borrower requested extension of forbearance on XX/XX/XXXX, borrower opted out of forbearance extension process on XX/XX/XXXX since current once again. Last contact on XX/XX/XXXX, authorized third party called to make payment and to ensure all payments were posted correctly, advised that they were.

REASON FOR DEFAULT: Borrower out of work since XX/XX/XXXX and excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: Borrower filed a hazard claim in XXXX for wind damage, DOL XX/XX/XXXX, claim paid iao $XX,XXX. Repairs were monitored, XXX% inspection completed on XX/XX/XXXX, final draw released XX/XX/XXXX.
431842056	1/1/2021	11/26/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: No prior contact history. Contact history starts X/XX/XX. Comments indicate the phone number on file goes to borrower's son, who is not authorized on the loan. Contact with BX in X/XXXX, BX advised son makes the payments and request to add him as ATP, BX advised that wife has had health issues. Unclear if son was authorized, subsequent contact is noted as being with borrower. Last contact was on X/XX/XX when the borrower reinstates and calls to make sure that the payment was received.

REASON FOR DEFAULT: Family member illness.

MODIFICATION: N/A

FORECLOSURE: On X/X/XX, X/XX/XX and again on XX/X/XX a foreclosure alternative letter goes out.  On X/XX/XX a foreclosure referral check list is completed.  On X/XX/XX the foreclosure is closed as the borrower has reinstated.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments, subject noted as investment.

431842147	12/1/2020	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX.X/X/XXXX Borrower reports they have been impacted by XXXX , assistance is requested. X/XX/XXXX Notes show FB is not being offered. X/XXXX Borrower requests XXXX assistance again. X/XX/XXXX Borrower declines the offered FB. Several notes are recorded regarding an escrow shortage. Borrower has been cooperative with fairly regular recent contact. The most recent contact was on XX/XX/XXXX to make payment arrangements.

REASON FOR DEFAULT: X/XXXX XXXX. X/XXXX Borrower was unaware and excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842084	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XX. The rfd from X/X/XX is marital difficulties. The only contact is on X/X/XX when the loan was boarded and the call was introductory.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841890	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: No prior contact history. Contact history begins X/XX/XX and on X/XX/XX the borrower calls asking for a mod and states that her rate is too high. She is told to look into a refinance. Borrower accepts the XXXX deferral in XXXX XXXX and reinstates the loan in XXXX XXXX. The final contact is on XX/XX/XX when the borrower asks that the phrase affected by natural disaster be removed from her credit bureau. Unclear what this is in reference to.

REASON FOR DEFAULT: The RFD from X/XX/XX is an increase in housing expense and on XX/XX/XX it is changed to a curtailment of income.  Borrower submits a loss mit package in late XXXX and is later denied for investor delay in review.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842085	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower called in stating that she could not make payment as previously promised and wanted to cancel the repayment plan she had set-up on XX/XX/XXXX.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, loss of income due to  XXXX .  Borrower does not give specific details of RFD but issue appears to be resolved as borrower brought loan current in XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history.  Owner occupied per data tape.

431842010	12/1/2020	11/20/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. X/XXXXBorrower reports they have been impacted by XXXX , assistance is requested. A forbearance plan is offered, but never accepted. The most recent contact was on X/XX/XXXX the borrower declines additional assistance and makes payment arrangements.

REASON FOR DEFAULT: X/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841996	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX stated they are impacted by XXXX, servicer set up a X months FB plan. In X/XXXX borrower stated they were still impacted and requested extension which servicer approved a X month extension. In X/XXXX borrower paid $X,XXX.XX which covered the X/XXXX to X/XXXX payments. Last contact XX/XX/XXXX borrower was offered a payment arrangement for the remaining payments due which borrower declined and brought loan current instead.

REASON FOR DEFAULT:  XXXX income curtailment

MODIFICATION: FB plan ran from X/XXXX to X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431841818	12/1/2020	11/17/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XX/XXXX. Borrower called in X/XX/XXXX stating they were impacted by XXXX and requested assistance. Servicer advised they need a workout packet to review, borrower on X/XX/XXXX declined to send in the workout packet.

REASON FOR DEFAULT:  XXXX income curtailment

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431842061	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX XXXX. Forbearance was approved through X/X/XXXX. Borrower declined to pursue an extension, reinstated X payments in XXXX and remains current, last contact X/XX/XXXX.

REASON FOR DEFAULT:  XXXX income curtailment, details not provided.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841938	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX via the website, borrower requested a late fee be waived, servicer advised that they already waived a late fee in XX/XXXX.

REASON FOR DEFAULT:  RFD as of XX/XXXX, payment dispute. Details not provided.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842274	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower called in X/XXXX requesting loss mit assistance stating that the people who contribute to the home were impacted by XXXX . A X month FB plan was added from XXXX - XXXX . Last contact was in XX/XXXX, borrower stated that she would make the payment on the XXth or the XXth of the month.

REASON FOR DEFAULT: Curtailment of income due to  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842195	12/1/2020	11/6/2020	XXXX	XXXX			No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. No contact, borrower never returned servicer's call. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842218	11/1/2020	10/12/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CO	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, the borrower called in to make a payment. The borrower appears to be cooperative but no recent contact. The loan has recently rolled past due but no indication of active loss mitigation workout activity in progress.

REASON FOR DEFAULT: Unable to determine a RFD. Unclear if there is an ongoing hardship based on the present loan status.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842053	10/1/2020	11/18/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called about a credit dispute in X/XXXX. no contact again until borrower defaulted in X/XXXX due to XXXX, and had NSF payments in both X/XXXX and XX/XXXX. Borrower made a payment during most recent contact in XX/XXXX, and was expecting to receive insurance funds to reinstate. No requests for payment assistance in the past year, borrower declined a disaster FB plan.

REASON FOR DEFAULT: X/XXXX-hurricane,  XXXX issues; had to relocate. XX/XXXX-Borrower has cancer, high medical expenses

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841929	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower verified XXXX enrollment in X/XXXX, and set up an XXXX payment in X/XXXX after an NSF payment. Borrower made a double payment in X/XXXX. No contact again until borrower applied for XXXX forbearance assistance in X/XXXX, but was denied; reason unknown. Borrower made a double payment to reinstate the account the following month. Borrower made a phone payment in X/XXXX and in X/XXXX, and servicer advised borrower how to pay online in XX/XXXX.

REASON FOR DEFAULT:  XXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842240	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated in X/XXXX that he was experiencing hardship due to XXXX and requested a X month FB. Borrower was approved for a X month FB plan effective X/X/XX, ending X/X/XX. Last contact was in X/XXXX, borrower scheduled a payment.

REASON FOR DEFAULT: Loss of income due to  XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842115	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal recent contact. X/X/XXXX Borrower is making payment arrangements to bring the account current. The most recent contact was on X/XX/XXXX with late fees and credit history being discussed.

REASON FOR DEFAULT:X/XXXX Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: History shows account was previously discharged from BK. Filing and discharge dates are UTD.

PROPERTY: No property issues found.
431842167	12/1/2020	11/11/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX XXXX. Forbearance was approved X/X/XXXX. Borrower was able to resume monthly payments in July but requested assistance with arrears, and forbearance was extended to X/X/XXXX. Borrower accepted a tiered deferral solicitation with Xx payments down in Oct XXXX and remains current, last contact

REASON FOR DEFAULT:  XXXX income curtailment due to restaurant shutdowns, no further details noted.

MODIFICATION: Deferral agreement dated XX/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX includes $XXXX.XX principal, new UPB $XXX,XXX.XX, no change to maturity.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431842135	10/1/2020	9/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in Oct XXXX, when XXXX was removed by servicer due to NSF return the prior month. Borrower requested XXXX assistance, but has failed to submit RMA and financials required for decision since last contact XX/X/XXXX. Breach letter was sent XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842081	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Last contact with borrower on X/X/XXXX, borrower contacted servicer requesting curtesy correction to credit report due to XXXX payment being made in April. Limited contact with borrower throughout review period.

REASON FOR DEFAULT: Borrower missed  XXXX XXXX payment, stated they forgot. Servicer noted reason as excessive obligations. Borrower made two payments the following month, and has remained CURR.

MODIFICATION: None noted.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: N/A

431842173	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower on X/XX/XXXX stated they are impacted by XXXX and was looking for assistance, servicer offered a X month FB plan. On X/XX/XXXX borrower stated they were still impacted so servicer offered extension on FB plan by X months. Borrower on X/XX/XXXX inquired about possible MOD, servicer advised a workout packet is required; borrower never sent in workout packet. ON X/XX/XXXX borrower made a payment over the phone which posted same day bringing loan current.

REASON FOR DEFAULT:  XXXX income reduction

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA

431841893	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower was locked out of his online account in X/XXXX. Borrower wanted to pay with a credit card in XX/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower reinstated in X/XXXX after servicer declined a FB extension. Borrower requested additional XXXX assistance in XX/XXXX; servicer response unknown.

REASON FOR DEFAULT:  XXXX impact; income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

431842252	12/1/2020	11/14/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower reports they have been impacted by XXXX , notes reference a forbearance plan. X/XX/XXXX Borrower is concerned that they will not be able to pay the FB balance at the end of the plan, deferment is requested, they are advised a deferment is not an option. Pay history shows the account was brought current in X/XXXX. Borrower has been cooperative with fairly regular contact. The most recent activity was on XX/XX/XXXX with tax forms being discussed.

REASON FOR DEFAULT: X/XXXX XXXX. X/XXXX Renters are not paying.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842281	11/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 3	BORROWER CONTACT: Account was performing prior to default in Mar XXXX. Forbearance was approved through X/X/XXXX, extension denied due to loss mitigation documents were not submitted. Borrower accepted a tiered deferral solicitation with down payment of Xx payments, agreement and funds sent XXXX were denied due to non-certified funds, re-sent XXXX to bring loan due XX/X/XXXX. Borrower failed to make XXXX payment, last contact XX/X/XXXX.

REASON FOR DEFAULT:  XXXX income curtailment, details not provided

MODIFICATION: Deferral agreement dated XX/X/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX includes $XXXX.XX principal, new UPB $XXXXXX.XX, no change to maturity.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842134	10/1/2020	9/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins XX/XXXX, welcome call completed. No contact again until borrower requested assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Plan was later extended through X/XXXX. Borrower reinstated in X/XXXX; source of funds unknown. Borrower requested additional payment assistance due to XXXX during most recent contact in XX/XXXX; loss mit review was missing documents as of XX/XX/XXXX, servicer unable to reach borrower.

REASON FOR DEFAULT:  XXXX hardship; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842153	8/1/2020	9/4/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on XX/X/XXXX, the borrower's authorized third party from XXXX called regarding a recent notice of foreclosure and said the borrower needed another forbearance. The borrower has been offered various forbearance and deferral options over the past XX months due to hardship from the XXXX XXXX. The notes indicate the servicer is waiting on documents in order to review for a forbearance extension. Payment relief options are currently under review.

REASON FOR DEFAULT: RFD was due to curtailment of income as a result of being impacted by the  XXXX  XXXX. Hardship is ongoing.

MODIFICATION: NA

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is non-owner occupied. No indication of damage or ongoing repairs.
431842236	4/1/2020	3/16/2020	XXXX	XXXX	No	XXXX	XXXX	DC	XXXXX	Reinstatement 3	BORROWER CONTACT: Contact history begins XX/XXXX. The last contact was on XX/XX/XXXX, outbound call to the borrower to discuss the deferral offer to defer the past due payments if the borrower is able to make two payments. The offer expires XX/XX/XXXX. The borrower requested a forbearance extension for X more months. Was advised to call back before deferral offer expires for an update on the decision. The borrower has been in regular contact with the servicer about payment relief options and appears to be cooperative. Loss mitigation workout activity is in progress and under review.

REASON FOR DEFAULT: RFD was due to being impacted by the  XXXX  XXXX and reduced income since tenants are not paying. Hardship is ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment, non-owner occupied property. No indication of damage or ongoing repairs.